Remuneration System for the Management Board and Employees of the Group - Convertible Bonds - 2013 Program - Additional Information (Detail) - Convertible bonds 2013 Program [member]		12 Months Ended	60 Months Ended
	Apr. 01, 2013 EUR (€) € / shares	Dec. 31, 2020 shares	Mar. 31, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Nominal value of convertible bond granted	€ 225,000
Bearer bonds	€ 449,999
Description of exchange of convertible bonds	Each convertible bond can be exchanged for one of the Company’s no-par-value bearer shares equal to the proportional amount of common stock, which is € 1
Convertible bonds conversion price per share | € / shares	€ 31.88
Percentage of increase in share price	120.00%
Number of convertible bonds forfeited | shares		0	13,414